Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes
Fair Value of Financial Instruments

Note 4 - Fair Value of Financial Instruments

The Company follows the provisions of ASC 820 for fair value measurements of all nonfinancial assets and nonfinancial liabilities not recognized or disclosed at fair value in the financial statements on a recurring basis. The accounting standard for fair value measurements provides a framework for measuring fair value and requires expanded disclosures regarding fair value measurements. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The accounting standard established a fair value hierarchy which requires an entity to maximize the use of observable inputs, where available. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Liabilities measured at fair value on a recurring and non-recurring basis consisted of the following at December 31, 2011 and 2010:

	Total Carrying
	Value at	Fair Value Measurements at December 31, 2011
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$2,037,325	$-	$-	$2,037,325

Total
Carrying
	Value at	Fair Value Measurements at
	December 31,	December 31, 2010
	2010	(Level 1)	(Level 2)	(Level 3)
Assets:	$-	$-	$-	$-
Patents	-	-	-	-
Patents pending	-	-	-	-
Totals	$-	$-	$-	$-

Liabilities:	-	-	-	-
Warrant derivative liability	$1,288,159	$-	$-	$1,288,159

The following is a summary of activity of Level 3 assets for the year ended December 31, 2011:

Balance at December 31, 2010	$-
Distributorship and license costs	11,872,475
Amortization expense	(1,114,648)
Impairment loss recognized	-

Balance at December 31, 2011	$10,757,827

The following is a summary of activity of Level 3 liabilities for the years ended December 31, 2011 and 2010:

Balance at December 31, 2009	$804,718
Change in fair value 2010	483,441
Balance at December 31, 2010	1,288,159
Change in fair value 2011	749,166
Balance at December 31, 2011	$2,037,325

The Company estimates the fair value of the warrant derivative liability utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected warrant term, expected volatility of our stock price over the expected warrant term, expected risk-free interest rate over the expected warrant term, and the expected dividend yield rate over the expected warrant term. The Company believes this valuation methodology is appropriate for estimating the fair value of the warrant derivative liability. The following table summarizes the assumptions the Company utilized to estimate the fair value of the warrant derivative liability at December 31, 2011 and 2010:

Assumptions	December 31, 2011	December 31, 2010
Expected term (years)	1.8 - 9.7	1.0 -2.0
Expected volatility	152%	214.0%
Risk-free interest rate	0.71% -4.13%	.42% - .47%
Dividend yield	0.00%	0.00%

The expected warrant term is based on the remaining contractual term. The expected volatility is based on historical volatility. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related warrant at the valuation date. Dividend yield is based on historical trends. While the Company believes these estimates are reasonable, the fair value would increase if a higher expected volatility was used, or if the expected dividend yield increased.

There were no changes in the valuation techniques during the years ended December 31, 2011 and December 31, 2010. The estimated fair value of certain financial instruments, including cash and cash equivalents and current liabilities, are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.